Audit Fees - Summary Of Detailed Information About Audit Fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Audit Fees [Abstract]
Financial Statement audit fees	$ 2,876	$ 2,615	$ 5,502
Other fees, including tax services	462	676	136
Total fees	$ 3,339	$ 3,291	$ 5,638